Note 17 - Fair Value Of Financial Instruments (Details) - Carrying Amounts and Estimated Fair Values of Recognized Financial Instruments (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
FINANCIAL ASSETS
Cash and cash equivalents	$ 22,407,458	$ 49,911,807	$ 57,286,974	$ 48,603,636
Certificates of deposit	2,739,000	2,490,000
Certificates of deposit	2,739,000	2,490,000
Loans held for sale	423,720	2,957,060
Net loans	291,298,678	297,527,693
Mortgage servicing rights	1,398,396	930,760	727,240	1,114,126
	556,234,744	572,447,628
Deposits
Deposits carrying amount	468,000,065	471,199,114
Other borrowings	12,100,552	22,557,220
Junior subordinated deferrable interest debentures	10,300,000	10,300,000
Including Loans Held for Sale [Member] | Fair Value, Inputs, Level 3 [Member]
FINANCIAL ASSETS
Net loans	291,299,000	297,528,000
Net loans	292,257,000	297,879,000
Maturity Deposits [Member] | Fair Value, Inputs, Level 3 [Member]
Deposits
Deposits carrying amount	172,349,000	185,650,000
Deposits estimated value	172,956,000	187,436,000
Non-Maturity Deposits [Member] | Fair Value, Inputs, Level 1 [Member]
Deposits
Deposits carrying amount	295,651,000	285,549,000
Deposits estimated value	295,651,000	285,549,000
Financial Liabilities [Member]
Deposits
	490,401,000	504,056,000
	491,937,000	508,299,000
Financial Assets [Member]
FINANCIAL ASSETS
	520,241,000	536,320,000
	521,199,000	536,671,000
Fair Value, Inputs, Level 1 [Member]
FINANCIAL ASSETS
Cash and cash equivalents	22,407,000	49,912,000
Cash and cash equivalents	22,407,000	49,912,000
Fair Value, Inputs, Level 2 [Member]
FINANCIAL ASSETS
Securities, including Federal Home Loan Bank stock	201,974,000	182,502,000
Securities, including Federal Home Loan Bank stock	201,974,000	182,502,000
Fair Value, Inputs, Level 3 [Member]
FINANCIAL ASSETS
Loans held for sale	424,000	2,957,000
Loans held for sale	424,000	2,957,000
Mortgage servicing rights	1,398,000	931,000
Mortgage servicing rights	1,398,396	930,760	727,240	1,114,126
Deposits
Other borrowings	12,101,000	22,557,000
Other borrowings	13,036,000	24,947,000
Junior subordinated deferrable interest debentures	10,300,000	10,300,000
Junior subordinated deferrable interest debentures	$ 10,294,000	$ 10,367,000